NON-CONTROLLING INTEREST	12 Months Ended
Nov. 30, 2020
Non-controlling Interest
NON-CONTROLLING INTEREST

22.       NON-CONTROLLING INTEREST

The following table presents the changes in equity attributable to the 49% non-controlling interest in Majesco:

	2020	2019
	$	$
Balance, beginning of year	1,786,401	1,838,941
Share of loss for the year	(1,766,291)	(43,932)
Foreign exchange on translation	(20,110)	(8,608)

Balance, end of year	-	1,786,401

The following table presents the non-controlling interest as at November 30, 2020 and 2019:

	2020	2019
	$	$
Assets
Current	-	33,770
Non-current	-	3,905,471
	-	3,939,241

Liabilities
Current	-	270,362
Non-current	-	23,163
	-	293,525

Net assets	-	3,645,716
Non-controlling interest	-	1,786,401

The following table presents the loss and comprehensive loss attributable to non-controlling interest:

		Year ended November 30,
	Note	2020	2019	2018
		$	$	$
Profit (loss) attributable to non-controlling interest from discontinued operations	20	(1,766,291)	(43,932)	37,516
Foreign exchange translation adjustment		(20,110)	(8,608)	116,810

Comprehensive loss attributable to non-controlling interest		(1,786,401)	(52,540)	154,326